Income Taxes (Tables)	12 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]

Income / (loss) from continuing operations before income taxes consists of:

	2009	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

PRC	(29,013)	(24,856)	8,727	(23,185)	(3,650)
PGW	—	—	(9,966)	160,547	25,271
Other Non-PRC	(69,969)	(25,897)	13,984	(55,067)	(8,668)
	(98,982)	(50,753)	12,745	82,295	12,954

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

Income taxes applicable to continuing operations consist of:

	2009	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Current income tax	—	5,719	31,429	10,130	2,650
Deferred income tax	10,915	1,385	(30,332)	3,500	(505)
	10,915	7,104	1,096	13,630	2,145

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

The reconciliation between income taxes computed by applying the statutory income tax rate of 25% for 2009, 2010, 2011 and 2012 applicable to the Company’s PRC operations to income tax expense is:

	2009	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Loss before income tax	(98,982)	(50,753)	12,745	82,295	12,954
Income tax computed at the applicable statutory tax rate of 25%	(24,746)	(12,688)	3,186	20,574	3,238
Expense not deductible for tax	5,597	838	771	329	52
Effect of tax exemptions	—	(50)	—	(33,271)	(5,237)
Effect of tax rate differences	—	568	(1,629)	1,869	295
Effect of tax law changes and recognition of outside basis differences	10,596	4,502	(5,761)	14,397	2,266
Changes in valuation allowance	19,523	13,838	4,539	6,248	983
Other	(55)	96	(2,202)	3,484	548
Income tax (benefit) expense reported in the consolidated statements of operations, applicable to continuing operations	10,915	7,104	(1,096)	13,630	2,145

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

The tax effects of temporary differences that give rise to the deferred tax asset (liability) balances at December 31, 2010, June 30, 2011 and 2012 are as follows:

	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Property, plant and equipment	11	(17,241)	(17,844)	(2,809)
Acquired technology	802	(9,982)	(7,884)	(1,241)
Change in foreign tax rate	—	(3,393)	—	—
Net operating loss carry-forward	13,838	4,539	6,248	983
Other	1,219	75,411	100,078	15,753
Deferred tax assets	15,870	49,334	80,598	12,686
Valuation allowance	(13,838)	(4,539)	(6,248)	(983)
Deferred tax assets, net (all non-current)	2,032	44,795	74,350	11,703

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]

A reconciliation of the beginning and ending amounts of unrecognized tax benefits and liabilities, exclusive of related interest and penalties, is as follows:

	2010	2011	2012	2012
	(RMB)	(RMB)	(RMB)	(US$)

Balance at beginning of fiscal year	12,492	3,759	3,759	592
Reversal due to disposal of P3A	(8,733)	—	—	—
Balance at the end of fiscal year	3,759	3,759	3,759	592